Time charter revenues and related contract balances (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table summarizes the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2018:

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization	$89,215	25,690	—	114,905	(25,690)	$89,215
Time charter service revenues, excluding amortization	59,368	15,078	—	74,446	(15,078)	59,368
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,401	—	2,401	(2,401)	—
Other revenue (2)	1,609	—	—	1,609	—	1,609
Total revenues (3)	$146,561	43,169	—	189,730	(43,169)	$146,561

(1)
Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.

(2)
Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty and the probable insurance recovery for repair expenses incurred for the
Höegh Gallant
. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during 2018. Refer to notes 4 and 22.

(3)
Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule Of Consolidated Receivables [Table Text Block]
The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	December 31,	January 1,
(in thousands of U.S. dollars)	2018	2018
Trade receivable for lease	$2,898	$5,572
Trade receivable for time charter services	2,658	6,277
Total trade receivable and amounts due from affiliates	$5,556	$11,849

Contract with Customer, Asset and Liability [Table Text Block]
The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers:

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2018	$8,326	(8,326)	303	$(6,187)
Additions	—	—	—	(1,747)
Reduction for receivables recorded	(809)	—	(303)	—
Reduction for revenue recognized	—	809	—	—
Reduction for revenue recognized from previous years	—	—	—	2,772
Repayments of refund liabilities to charterer	—	—	—	3,328
Balance December 31, 2018	7,517	(7,517)	—	(1,834)
Netting of contract asset and contract liability	(7,517)	7,517	—	—
Balance reflected in balance sheet December 31, 2018	$—	—	—	$(1,834)